Subsequent Event	12 Months Ended
Sep. 30, 2017
Subsequent Events [Abstract]
Subsequent Event

Note 22 — Subsequent Event

In December 2017, the Company entered into agreements with Union Investments and Development Limited (“Union”) to partner through a legal entity that would be equally owned by the Company and Union for the purpose of acquiring specific land which the Company intends to use as the site for a new campus in Ra’anana, Israel. Pursuant to the agreements between the Company and Union, the Company shall have control over the establishment and ongoing operations of the new campus and will result in the new entity’s financial information being consolidated in the Company’s consolidated financial statements. The transaction for the acquisition of the land is expected to be completed in the near term upon satisfaction of customary closing conditions. The total net investment that the Company expects to make in connection with purchasing the land and constructing the new campus is expected to reach up to $350,000 over a period of four to five years.